Segment Information Segment Information (Reconciliation of Operating Revenues to Total Revenues) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 2,260	$ 7,872	$ 8,370
Gain (Loss) on Investments	(67)	5	(489)
Gain (Loss) on Derivative Instruments, Net, Pretax	(5,770)	(497)	294
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	7,772	7,912	8,006
Operating Segments | Annuities
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	4,423	4,665	4,790
Operating Segments | Life
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,036	881	897
Operating Segments | Run-off [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,313	2,366	2,319
Operating Segments | Corporate & Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	338	398	314
Significant Reconciling Items
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	(13)	54	245
Gain (Loss) on Investments	(67)	5	(489)
Gain (Loss) on Derivative Instruments, Net, Pretax	$ (5,770)	$ (497)	$ 294